LEASES - Schedule of Components of Lease Income (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Lease Disclosure Abstract
Revenue from sales type leases	$ 21,915	$ 8,880	$ 31,516	$ 45,411	$ 112,908
Financing income on lease receivables	2,775	3,937	7,397	12,019	12,935
Lease income - operating leases	393,399	508,013	969,089	911,140	627,347
Variable lease income	143,002	124,543	267,428	323,180	482,493
Revenue from maintenance services	27,216	47,542	74,587	106,745	113,582
Total lease income	$ 588,307	$ 692,915	$ 1,350,017	$ 1,398,495	$ 1,349,265